Senior Debt	Dec. 05, 2019
AV Homes Inc [Member]
Senior Notes
Note 4 — Senior Debt
As of September 30, 2018 and December 31, 2017, senior debt, net consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
6.625% Senior Notes due 2022	$400,000	$400,000
6.00% Senior Convertible Notes due 2020	80,000	80,000
Senior Unsecured Credit Facility	—	—

Total senior debt	480,000	480,000
Deferred debt issuance costs	(6,398)	(7,853)
Debt discount	(27)	(39)

Total senior debt, net	$473,575	$472,108

6.625% Senior Notes due 2022
On May 18, 2017, we completed a private offering of $400.0 million of our 6.625% Senior Notes due 2022 (the “6.625% Notes”). The proceeds of the 6.625% Notes were used to (i) fund the repurchase and redemption of the $200.0 million in aggregate principal amount of our outstanding 8.50% Senior Notes due 2019 and (ii) pay amounts outstanding under our senior secured credit facility, totaling $30.0 million.. The 6.625% Notes mature on May 15, 2022, unless earlier redeemed or repurchased. Interest on the 6.625% Notes is payable semi-annually in arrears in cash on May 15 and November 15 of each year, commencing November 15, 2017.
We have the option to redeem all or a portion of the
6.625
% Notes at any time on or after May 15, 2019 at certain redemption prices, plus accrued and unpaid interest, if any, to but excluding the date of redemption. At any time prior to May 15, 2019, we have the option to redeem up to 35% of the original principal amount of the
6.625
% Notes with the proceeds of certain equity offerings by us at a redemption price of 106.625% of the principal amount of the
6.625
% Notes, plus accrued and unpaid interest, if any, to but excluding the date of redemption, provided that at least 65% of the original aggregate principal amount of the
6.625
% Notes remains outstanding after such redemption. Prior to May 15, 2019, we may redeem some or all of the
6.625
% Notes at a redemption price equal to 100% of the principal amount of the
6.625
% Notes, plus accrued and unpaid interest, if any, to but excluding the applicable redemption date plus the applicable “make-whole” premium.
The indenture governing the
6.625
% Notes contains covenants that limit our ability and the ability of certain of our subsidiaries to (i) pay dividends, or make other distributions or redeem or repurchase our capital stock; (ii) prepay, redeem or repurchase certain debt; (iii) incur additional and guarantee indebtedness; (iv) issue certain preferred stock or similar equity securities; (v) make loans and investments; (vi) incur liens; (vii) sell assets; (viii) enter into transactions with affiliates; (ix) enter into agreements restricting our subsidiaries’ ability to pay dividends; and (x) consolidate, merge or sell all or substantially all assets. These covenants are subject to important exceptions and qualifications.
The indenture further provides that upon certain specified change of control events, certain covenants will no longer apply to the 6.625% Notes and will be replaced with new covenants (a “Covenant Replacement Event”). Additionally, if we experience specific kinds of changes in control that do not result in a Covenant Replacement Event or, if following a Covenant Replacement Event, we experience a subsequent change of control that results in a downgrade of the rating assigned to the 6.625% Notes, holders of the 6.625% Notes will be entitled to require us to purchase all or a portion of the 6.625% Notes at
101
% of their principal amount, plus accrued and unpaid interest to but excluding the date of repurchase. Refer to
Note 8 – Subsequent Events
for additional information.
6.00% Senior Convertible Notes due 2020
On September 23, 2015, we completed a private offering of $80.0 million aggregate principal amount of 6.00% Senior Convertible Notes due 2020 (the “
6.00
% Notes”). The proceeds of the
6.00
% Notes were used to (i) repurchase 7.50% Senior Exchange Convertible Notes due 2016 and 7.50% Senior Convertible Notes due 2016 and (ii) pay approximately $1.5 million of accrued interest (in respect of the notes being exchanged or repurchased) and premium (in respect of the notes being repurchased). The
6.00
% Notes will mature on July 1, 2020, unless earlier repurchased or converted. The
6.00
% Notes are governed by the Indenture dated February 4, 2011 and the Third Supplemental Indenture dated September 23, 2015 between us and the trustee named therein. The
6.00
% Notes bear regular cash interest on the principal amount of each note, payable semi-annually in arrears on January 1 and July 1 of each year, beginning on January 1, 2016.
The 6.00% Notes were issued pursuant a series of separate, privately negotiated note purchase agreements entered into on September 17, 2015 by us and certain qualified institutional buyers. TPG Aviator, L.P. (“TPG”) purchased $20.0 million aggregate principal amount of the 6.00% Notes for $20.0 million in cash and waived its rights to purchase additional 6.00% Notes, resulting in a fully diluted beneficial ownership for TPG of approximately 43.8% of our common stock at the time of the transaction. Pursuant to the terms of our Related Person Transaction Policy, the audit committee of our board of directors reviewed and approved the terms of the 6.00% Notes and TPG’s purchase of 6.00% Notes. Refer to
Note 8 – Subsequent Events
for additional information.
Senior Unsecured Credit Facility
On May 18, 2017, we entered into an unsecured revolving credit agreement (the “Senior Unsecured Credit Facility”) with each of the financial institutions party thereto, JPMorgan Chase Bank, N.A., as administrative agent, and Citibank, N.A., as syndication agent.
The Senior Unsecured Credit Facility includes a revolving credit facility in an aggregate principal amount of up to $155.0 million, with an “accordion” feature that allows us, with the consent of the lenders, to increase the aggregate amount to $250.0 million. The facility includes a letter of credit sub-facility
in an amount equal to 50% of total commitments then in effect. The maximum amount available under the Senior Unsecured Credit Facility is limited to the lesser of (i) $155.0 million (subject to increase pursuant to the “accordion”) and (ii) an amount equal to the borrowing base minus our consolidated senior debt. As of September 30, 2018, we had sufficient qualified assets in the borrowing base to cover borrowings of up to $149.2 million and had no borrowings outstanding.
Interest is payable on revolving credit borrowings at variable rates determined by the applicable LIBOR plus 3.25% or the prime rate plus 2.25%, at our election. We pay quarterly fees of 0.50% per annum on the unused portion of the lenders’ commitments under the Senior Unsecured Credit Facility to the lenders.
The Senior Unsecured Credit Facility expires on July 28, 2020. Upon expiration, all borrowings become due and payable. We may prepay loans borrowed under the Senior Unsecured Credit Facility or reduce the commitments thereunder at our option, without any prepayment fee or penalty.
The Senior Unsecured Credit Facility is guaranteed by certain of our subsidiaries, and we have the option to add or remove guarantors from time to time, subject to certain limitations.
We were in compliance with all financial covenants as of September 30, 2018. Refer to
Note 8 – Subsequent Events
for additional information.